Consolidated Balance Sheets		Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
CURRENT ASSETS
Cash		$ 2,268,002	$ 17,647,097	$ 4,858,613
Accounts receivable, net		9,397,208	73,118,737	55,063,982
Prepayments		2,584,497	20,109,711	11,006,599
Other current assets		48,927	380,698	16,653
TOTAL CURRENT ASSETS		14,298,634	111,256,243	77,995,272
NON-CURRENT ASSETS
Property and equipment, net		11,527	89,687	114,559
Deposits		86,282	671,353	516,303
Deferred initial public offering cost		365,008	2,840,093	465,001
Right-of-use assets – operating lease		117,071	910,917	684,418
TOTAL NON-CURRENT ASSETS		579,888	4,512,050	1,780,281
TOTAL ASSETS		14,878,522	115,768,293	79,775,553
CURRENT LIABILITIES
Short-term loan		4,507,591	35,073,118	40,228,954
Long-term loan, current portion		231,924	1,804,576	2,569,828
Accounts payable		11,323,855	88,109,787	64,439,616
Finance lease obligation, current		3,550	27,622	80,997
Operating lease obligation, current		117,071	910,917	684,418
Taxes payable		410,348	3,192,873	1,624,235
Accrued expenses		269,162	2,094,325	2,487,951
Commission payable		44,097	343,111	110,633
Contract liabilities		261,638	2,035,781	1,226,534
Other payable				823,580
TOTAL CURRENT LIABILITIES		17,169,236	133,592,110	114,282,752
NON-CURRENT LIABILITIES
Long-term loan, non-current		749,682	5,833,200	7,782,965
Finance lease obligation, net of current portion				27,622
TOTAL NON-CURRENT LIABILITIES		750,454	5,839,206	7,810,587
TOTAL LIABILITIES		17,919,690	139,431,316	122,093,339
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary Shares, US$0.0000625 par value, 800,000,000 Ordinary Shares authorized, and 16,000,000 Ordinary Shares issued and outstanding as of September 30, 2024 and 2025, respectively	[1]	1,000	7,831	7,831
Additional paid-in capital		1,502,676	11,692,169	11,692,169
Accumulated losses		(4,544,844)	(35,363,023)	(54,017,786)
TOTAL SHAREHOLDERS’ DEFICIT		(3,041,168)	(23,663,023)	(42,317,786)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		14,878,522	115,768,293	79,775,553
Related party
CURRENT ASSETS
Amount due from related party				7,049,425
CURRENT LIABILITIES
Amount due to related party				6,006
NON-CURRENT LIABILITIES
Amount due to related party, non-current		$ 772	$ 6,006

[1]	Giving retroactive effect to the 16,000-for-1 share split effected on July 24, 2025.